SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Supplemental Cash Flow Information [Abstract]
Accounts receivable	$ (240,675)	$ (50,516)
Income tax receivable	(18,238)	2,181
Contract assets	201,151	(178,224)
Inventories	1,562	(12,197)
Deposits, prepaids and other assets	(3,017)	3,063
Accounts payable and accrued liabilities	42,131	(69,923)
Income tax payable	(7,085)	5,126
Contract liabilities	17,930	14,944
Provisions	(7,026)	4,840
Foreign exchange and other	5,299	5,070
Change in non-cash operating working capital	$ (7,968)	$ (275,636)